NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue breakdown
Gross operating revenue	R$ 66,571,866	R$ 65,794,397	R$ 66,243,174
Deductions from gross operating revenue	(22,303,695)	(22,331,657)	(23,036,342)
Taxes	(13,894,361)	(14,559,915)	(16,058,584)
Discounts granted and return of goods	(8,409,334)	(7,771,742)	(6,977,758)
Net operating revenue	44,268,171	43,462,740	43,206,832
Services
Revenue breakdown
Gross operating revenue	60,129,579	61,292,362	62,696,433
Taxes	(12,678,809)	(13,820,784)	(15,468,315)
Discounts granted and return of goods	(6,319,584)	(6,288,941)	(5,340,476)
Net operating revenue	41,131,186	41,182,637	41,887,642
Sale of goods
Revenue breakdown
Gross operating revenue	6,442,287	4,502,035	3,546,741
Taxes	(1,215,552)	(739,131)	(590,269)
Discounts granted and return of goods	(2,089,750)	(1,482,801)	(1,637,282)
Net operating revenue	R$ 3,136,985	R$ 2,280,103	R$ 1,319,190